Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Commitments and contingencies

17    Commitments and contingencies

aCommitment

Operating lease commitments include the commitments under the lease agreements for the Group’s office premises. The Group leases its office facilities under non-cancelable operating leases with various expiration dates through 2017. For the years ended December 31, 2014, 2015 and 2016, lease expenses were RMB5,946, RMB15,364 and RMB24,851, respectively. Based on the current rental lease agreements, future minimum lease payments required as of December 31, 2016 were as follows:

	Total	Less than One Year	One to Three Years	Over Three Years
	RMB	RMB	RMB	RMB
Operating lease commitments	38,205	24,482	12,240	1,483

Purchase commitments mainly include minimum commitments for non-cancellable advertising service contracts. Purchase commitments as of December 31, 2016 were as follows:

	Total	Less than One Year	Over One Year
	RMB	RMB	RMB
Purchase commitments	25,478	24,485	993

bContingencies

There are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Group’s knowledge, are likely to have, a material change on the Group’s financial position results of operations or cash flow.